CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total Class A exchangeable and Class B shareholders [1]	Total Class C shareholder	Share capital Class A exchangeable and Class B shareholders [1]	Share capital Class C shareholder	Retained earnings Class A exchangeable and Class B shareholders [1]	Retained earnings Class C shareholder	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Class C shareholder	Non-controlling interests(4) [2]
Beginning balance at Dec. 31, 2022		$ 1,685	$ 432	$ 1,245	$ 423	$ 1,467	$ 9	$ 301	$ (523)	$ (523)	$ 8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		797	5	791			5	791			1
Other comprehensive income		403		403						403
Comprehensive income		1,200	5	1,194			5	791		403	1
Equity issuances, net		3,303	1,173	2,130	1,173	2,130
Non-controlling interest assumed on acquisition		137									137
Distributions and redeemable preferred share dividends	[3],[4]	(159)	(5)	(154)	(5)			(154)
Other		(11)	(14)	3	(14)	10		(7)
Total change in the period		4,470	1,159	3,173	1,154	2,140	5	630		403	138
Ending balance at Dec. 31, 2023		6,155	1,591	4,418	1,577	3,607	14	931	(120)	(120)	146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		1,247	14	1,200			14	1,200			33
Other comprehensive income		324		324						324
Comprehensive income		1,571	14	1,524			14	1,200		324	33
Equity issuances, net		4,924	1	4,919	1	4,919					4
Non-controlling interest assumed on acquisition		713									713
Distributions and redeemable preferred share dividends	[3],[4]	(165)	(14)	(105)	(14)			(105)			(46)
Acquisition of treasury shares, net		(122)	(122)		(122)
Total change in the period		6,921	(121)	6,338	(135)	4,919	14	1,095		324	704
Ending balance at Dec. 31, 2024		13,076	1,470	10,756	1,442	8,526	28	2,026	204	204	850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		863	16	750			16	750			97
Other comprehensive income		917		917						917
Comprehensive income		1,780	16	1,667			16	750		917	97
Equity issuances, net		4,090	6	3,785	6	3,785					299
Redemptions to non-controlling interests		(828)									(828)
Distributions and redeemable preferred share dividends	[3],[4]	(103)	(16)		(16)						(87)
Acquisition of treasury shares, net		(98)	(98)		(98)
Total change in the period		4,841	(92)	5,452	(108)	3,785	16	750		917	(519)
Ending balance at Dec. 31, 2025		$ 17,917	$ 1,378	$ 16,208	$ 1,334	$ 12,311	$ 44	$ 2,776	$ 1,121	$ 1,121	$ 331

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Equity amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.
[2]	Adjusted to present the issuance and redemption of capital to non-controlling interests separately.
[3]	Distributions per share amounts have been adjusted to reflect a three-for-two stock split completed on October 9, 2025.
[4]	In 2023, the Company distributed $0.04 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter and $0.04 in the form of a return of capital per each Class A-1 exchangeable share in the fourth quarter. In 2024, the Company distributed $0.05 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter and $0.05 in the form of a return of capital per each Class A-1 exchangeable share in the first two quarters prior to its redesignation to Class A exchangeable share. In 2025, the Company distributed $0.06 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter.